UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07507
                                                    -----------

                          Scudder Investments VIT Funds
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                             Two International Place
                              Boston, MA 02110-4103
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John Millette
                             Two International Place
                              Boston, MA 02110-4103
                ------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532
                                                           ---------------

                   Date of fiscal year end: December 31, 2004
                                           -------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

Scudder VIT Equity 500 Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES    SECURITY                                                        VALUE

           COMMON STOCKS--98.77%
 54,700    3M Co.                                                    $ 4,374,359
112,200    Abbott Laboratories                                         4,752,792
 19,500    ACE Ltd.                                                      781,170
 65,100    ADC Telecommunications, Inc.(1)                               117,831
 16,100    Adobe Systems, Inc.                                           796,467
  3,200    Adolph Coors Co. - Class B                                    217,344
 26,900    Advanced Micro Devices, Inc.(1)                               349,700
 43,000    AES Corp.(1)                                                  429,570
 10,500    Aetna, Inc.                                                 1,049,265
  8,800    Affiliated Computer Services, Inc. - Class A(1),(2)           489,896
 36,600    AFLAC, Inc.                                                 1,435,086
 33,418    Agilent Technologies, Inc.(1)                                 720,826
 17,000    Air Products & Chemicals, Inc.                                924,460
  5,300    Alberto-Culver Co.                                            230,444
 28,042    Albertsons, Inc.                                              671,045
 62,376    Alcoa, Inc.                                                 2,095,210
  7,300    Allegheny Energy, Inc.(1)                                     116,508
  7,650    Allegheny Technologies, Inc.                                  139,612
  9,200    Allergan, Inc.                                                667,460
 19,600    Allied Waste Industries, Inc.(1)                              173,460
 50,900    Allstate Corp.                                              2,442,691
 21,400    ALLTEL Corp.                                                1,175,074
 27,400    Altera Corp.(1)                                               536,218
145,000    Altria Group, Inc.                                          6,820,800
  8,250    Ambac Financial Group, Inc.                                   659,587
  6,300    Amerada Hess Corp.                                            560,700
 12,200    Ameren Corp.                                                  563,030
 26,040    American Electric Power Co.                                   832,238
 90,500    American Express Co.                                        4,657,130
183,789    American International Group, Inc.                         12,495,814
 15,700    American Power Conversion Corp.                               273,023
 15,600    American Standard Cos., Inc.(1)                               606,996
  7,184    AmerisourceBergen Corp.                                       385,853
 89,908    Amgen, Inc.(1)                                              5,095,985
 22,100    AmSouth Bancorp                                               539,240
 16,621    Anadarko Petroleum Co.                                      1,102,970
 25,900    Analog Devices, Inc.                                        1,004,402
 12,400    Andrew Corp.(1)                                               151,776
 56,700    Anheuser-Busch Cos., Inc.                                   2,832,165
  9,464    Anthem, Inc.(1)                                               825,734
 20,800    AON Corp.                                                     597,792
 22,012    Apache Corp.                                                1,103,021
  7,100    Apartment Investment & Management Co. - Class A               246,938
 13,663    Apollo Group, Inc. - Class A(1)                             1,002,454
 27,300    Apple Computer, Inc.(1)                                     1,057,875
 12,500    Applera Corp. - Applied Biosystems Group                      235,875
118,300    Applied Materials, Inc.(1)                                  1,950,767
 26,500    Applied Micro Circuits Corp.(1)                                82,945
 48,175    Archer-Daniels-Midland Co.                                    818,011
  4,200    Ashland, Inc.                                                 235,536
 55,304    AT&T Corp.                                                    791,953
196,099    AT&T Wireless Services, Inc.(1)                             2,898,343
  8,500    AutoDesk, Inc.                                                413,355
 42,200    Automatic Data Processing, Inc.                             1,743,704
 16,300    AutoNation, Inc.(1)                                           278,404
  5,400    AutoZone, Inc.(1)                                             417,150
 33,230    Avaya, Inc.(1)                                                463,226
  6,700    Avery Dennison Corp.                                          440,726
 32,600    Avon Products, Inc.                                         1,423,968
 24,840    Baker Hughes, Inc.                                          1,086,005
  7,600    Ball Corp.                                                    284,468
286,910    Bank of America Corp.                                      12,431,810
 52,700    Bank of New York Co., Inc.                                  1,537,259
  6,700    Bard (C. R.), Inc.                                            379,421
  4,000    Bausch & Lomb                                                 265,800
 45,000    Baxter International, Inc.                                  1,447,200
 40,900    BB&T Corp.                                                  1,623,321
  6,772    Bear Stearns Cos., Inc.                                       651,263
 18,900    Becton, Dickinson & Co.                                       977,130
 22,200    Bed Bath & Beyond, Inc.(1)                                    823,842
131,000    BellSouth Corp.                                             3,552,720
  6,200    Bemis Co., Inc.                                               164,796
 22,450    Best Buy Co., Inc.                                          1,217,688
  6,800    Big Lots, Inc.(1)                                              83,164
 24,590    Biogen Idec, Inc.(1)                                        1,504,170
 18,825    Biomet, Inc.                                                  882,516
 11,200    BJ Services Co.                                               586,992
  5,200    Black & Decker Corp.                                          402,688
 13,000    Block (H&R), Inc.                                             642,460
 15,900    BMC Software, Inc.(1)                                         251,379
 59,800    Boeing Co.                                                  3,086,876
  7,300    Boise Cascade Corp.                                           242,944
 59,500    Boston Scientific Corp.(1)                                  2,363,935
140,246    Bristol-Myers Squibb Co.                                    3,319,623
 22,056    Broadcom Corp. - Class A(1)                                   601,908
  7,000    Brown-Forman Corp.                                            320,600
  7,700    Brunswick Corp.                                               352,352
 27,500    Burlington Northern Santa Fe Corp.                          1,053,525
 29,100    Burlington Resources, Inc.                                  1,187,280
 36,389    Calpine Corp.(1),(2)                                          105,528
 26,700    Campbell Soup Co.                                             701,943
 16,600    Capital One Financial Corp.                                 1,226,740
 30,749    Cardinal Health, Inc.                                       1,345,884
 31,900    Caremark Rx, Inc.(1)                                        1,023,033
 46,100    Carnival Corp.                                              2,180,069
 23,900    Caterpillar, Inc.                                           1,922,755
 73,093    Cendant Corp.                                               1,578,809
 18,900    CenterPoint Energy, Inc.                                      195,804
  8,600    Centex Corp.                                                  433,956
 10,950    CenturyTel, Inc.                                              374,928
150,966    ChevronTexaco Corp.                                         8,097,816
 14,000    Chiron Corp.(1)                                               618,800
 14,500    Chubb Corp.                                                 1,019,060
 44,500    CIENA Corp.(1)                                                 88,110
  9,400    CIGNA Corp.                                                   654,522
 10,365    Cincinnati Financial Corp.                                    427,245
 10,900    Cinergy Corp.                                                 431,640
 12,800    Cintas Corp.                                                  538,112
 16,000    Circuit City Stores, Inc.                                     245,440
477,800    Cisco Systems, Inc.(1)                                      8,648,180
365,774    Citigroup, Inc.                                            16,137,949
 26,300    Citizens Communications Co.                                   352,157
 13,300    Citrix Systems, Inc.(1)                                       233,016
 41,834    Clear Channel Communications, Inc.                          1,303,966
 15,000    Clorox Co.                                                    799,500
  9,216    CMS Energy Corp.(1)                                            87,736
 13,200    Coach, Inc.(1)                                                559,944
170,300    Coca-Cola Co.                                               6,820,515
 35,300    Coca-Cola Enterprises, Inc.                                   667,170
 39,000    Colgate-Palmolive Co.                                       1,762,020
159,586    Comcast Corp. - Class A(1)                                  4,506,709
 13,400    Comerica, Inc.                                                795,290
 40,150    Computer Associates International, Inc.                     1,055,945
 13,700    Computer Sciences Corp.(1)                                    645,270

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES    SECURITY                                                        VALUE

 31,600    Compuware Corp.(1)                                        $   162,740
 15,098    Comverse Technology, Inc.(1)                                  284,295
 39,900    ConAgra Foods, Inc.                                         1,025,829
 49,744    ConocoPhillips                                              4,121,290
 18,500    Consolidated Edison Co. of New York, Inc.                     777,740
 13,300    Constellation Energy Group                                    529,872
  9,700    Convergys Corp.(1)                                            130,271
  5,800    Cooper Industries Ltd. - Class A                              342,200
  4,300    Cooper Tire & Rubber Co.                                       86,731
 96,849    Corning, Inc.(1)                                            1,073,087
 33,500    Costco Cos., Inc.                                           1,392,260
 38,898    Countrywide Financial Corp.                                 1,532,192
  3,400    Crane Co.                                                      98,328
 14,500    CSX Corp.                                                     481,400
  3,600    Cummins, Inc.                                                 266,004
 27,300    CVS Corp.                                                   1,150,149
 10,685    Dana Corp.                                                    189,018
 22,600    Danaher Corp.                                               1,158,928
 11,050    Darden Restaurants, Inc.                                      257,686
 18,300    Deere & Co.                                                 1,181,265
178,700    Dell, Inc.(1)                                               6,361,720
 34,273    Delphi Corp.                                                  318,396
 13,500    Delta Air Lines, Inc.(1),(2)                                   44,415
  3,200    Deluxe Corp.                                                  131,264
 17,800    Devon Energy Corp.                                          1,263,978
  7,100    Dillard's, Inc. - Class A                                     140,154
 24,847    Dollar General Corp.                                          500,667
 24,616    Dominion Resources, Inc.                                    1,606,194
 15,700    Dover Corp.                                                   610,259
 68,116    Dow Chemical Co.                                            3,077,481
  4,700    Dow Jones & Co., Inc.                                         190,867
 11,900    DTE Energy Co.                                                502,061
 72,045    Du Pont (E.I.) de Nemours & Co.                             3,083,526
 69,400    Duke Energy Corp.(2)                                        1,588,566
 28,735    Dynegy, Inc. - Class A(1)                                     143,388
 23,600    E*TRADE Financial Corp.(1)                                    269,512
  6,400    Eastman Chemical Co.                                          304,320
 19,300    Eastman Kodak Co.                                             621,846
 10,200    Eaton Corp.                                                   646,782
 46,581    eBay, Inc.(1)                                               4,282,657
 16,300    Ecolab, Inc.                                                  512,472
 24,500    Edison International                                          649,495
 41,286    El Paso Corp.                                                 379,418
 21,600    Electronic Arts, Inc.(1)                                      993,384
 34,900    Electronic Data Systems Corp.                                 676,711
174,800    EMC Corp.(1)                                                2,017,192
 30,800    Emerson Electric Co.                                        1,906,212
  7,300    Engelhard Corp.                                               206,955
 17,200    Entergy Corp.                                               1,042,492
  7,600    EOG Resources, Inc.                                           500,460
  8,200    Equifax, Inc.                                                 216,152
 30,600    Equity Office Properties Trust                                833,850
 19,400    Equity Residential                                            601,400
 48,450    Exelon Corp.                                                1,777,630
  6,000    Express Scripts, Inc.(1)                                      392,040
459,917    Exxon Mobil Corp.                                          22,227,789
 13,326    Family Dollar Stores, Inc.                                    361,135
 69,200    Fannie Mae                                                  4,387,280
 12,000    Federated Department Stores, Inc.                             545,160
  6,400    Federated Investors, Inc. - Class B                           182,016
 20,660    FedEx Corp.                                                 1,770,355
 41,292    Fifth Third Bancorp                                         2,032,392
 60,319    First Data Corp.                                            2,623,876
  9,200    First Horizon National Corp.                                  398,912
 23,884    FirstEnergy Corp.                                             981,155
 14,901    Fiserv, Inc.(1)                                               519,449
  8,600    Fisher Scientific International, Inc.(1)                      501,638
  6,400    Fluor Corp.                                                   284,928
129,402    Ford Motor Co.                                              1,818,098
 25,500    Forest Laboratories, Inc.(1)                                1,146,990
 10,900    Fortune Brands, Inc.                                          807,581
 12,800    FPL Group, Inc.                                               874,496
 18,600    Franklin Resources, Inc.                                    1,037,136
 49,200    Freddie Mac                                                 3,209,808
 13,500    Freeport-McMoran Copper & Gold, Inc. - Class B                546,750
 20,000    Gannet Co., Inc.                                            1,675,200
 63,425    Gap, Inc.                                                   1,186,047
 21,500    Gateway, Inc.(1)                                              106,425
 13,900    General Dynamics Corp.                                      1,419,190
746,900    General Electric Co.                                       25,080,902
 27,764    General Mills, Inc.                                         1,246,604
 38,830    General Motors Corp.(2)                                     1,649,498
 10,800    Genuine Parts Co.                                             414,504
 16,400    Genzyme Corp.(1)                                              892,324
 17,377    Georgia-Pacific Corp.                                         624,703
 29,608    Gilead Sciences, Inc.(1)                                    1,106,747
 71,900    Gillette Co.                                                3,001,106
 11,300    Golden West Financial Group                                 1,253,735
 33,800    Goldman Sachs Group, Inc.                                   3,151,512
  7,200    Goodrich Corp.                                                225,792
 14,700    Goodyear Tire & Rubber Co.(1),(2)                             157,878
  5,500    Grainger (W.W.), Inc.                                         317,075
  3,600    Great Lakes Chemical Corp.                                     92,160
 21,700    Guidant Corp.                                               1,433,068
 29,700    Halliburton Co.                                             1,000,593
 21,600    Harley-Davidson, Inc.                                       1,283,904
  8,900    Harrah's Entertainment, Inc.                                  471,522
 21,051    Hartford Financial Services Group, Inc.                     1,303,688
 10,059    Hasbro, Inc.                                                  189,109
 35,400    HCA, Inc.                                                   1,350,510
 19,000    Health Management Associates, Inc. - Class A                  388,170
 26,200    Heinz (H. J.) Co.                                             943,724
  6,400    Hercules, Inc.(1)                                              91,200
 17,600    Hershey Foods Corp.                                           822,096
216,926    Hewlett-Packard Co.                                         4,067,362
 24,500    Hilton Hotels Corp.                                           461,580
155,700    Home Depot, Inc.                                            6,103,440
 61,675    Honeywell International, Inc.                               2,211,666
 10,380    Hospira, Inc.(1)                                              317,628
 12,800    Humana, Inc.(1)                                               255,744
 14,650    Huntington Bancshares, Inc.                                   364,932
 22,500    Illinois Tool Works, Inc.                                   2,096,325
 14,900    IMS Health, Inc.                                              356,408
 13,000    Ingersoll-Rand Co. - Class A                                  883,610
452,900    Intel Corp.                                                 9,085,174
118,155    International Business Machines Corp.                      10,130,610
  5,500    International Flavors & Fragrances, Inc.                      210,100
 23,368    International Game Technology                                 840,080
 34,908    International Paper Co.                                     1,410,632
 28,800    Interpublic Group of Cos., Inc.(1)                            304,992
 14,300    Intuit, Inc.(1)                                               649,220
  7,200    ITT Industries, Inc.                                          575,928
 12,800    Jabil Circuit, Inc.(1)                                        294,400
 13,900    Janus Capital Group, Inc.                                     189,179
108,355    JDS Uniphase Corp.(1)                                         365,156

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 SHARES    SECURITY                                                        VALUE

  9,300    Jefferson-Pilot Corp.                                     $   461,838
209,318    Johnson & Johnson Co.                                      11,790,883
 14,000    Johnson Controls, Inc.                                        795,340
  7,897    Jones Apparel Group, Inc.                                     282,713
250,844    JPMorgan Chase & Co.                                        9,966,032
  3,900    KB HOME                                                       329,511
 30,400    Kellogg Co.                                                 1,296,864
  9,836    Kerr-McGee Corp.                                              563,111
 30,800    KeyCorp                                                       973,280
 11,100    KeySpan Corp.                                                 435,120
 36,400    Kimberly-Clark Corp.                                        2,351,076
  8,800    Kinder Morgan, Inc.                                           552,816
 16,321    King Pharmaceuticals, Inc.(1)                                 194,873
 14,400    KLA-Tencor Corp.(1)                                           597,312
  5,400    Knight-Ridder, Inc.                                           353,430
 23,600    Kohl's Corp.(1)                                             1,137,284
 54,200    Kroger Co.(1)                                                 841,184
 12,700    Leggett & Platt, Inc.                                         356,870
 18,822    Lehman Brothers Holdings, Inc.                              1,500,490
  8,800    Lexmark International, Inc.(1)                                739,288
 80,900    Lilly (Eli) & Co.                                           4,858,045
 35,176    Limited Brands                                                784,073
 13,600    Lincoln National Corp.                                        639,200
 22,800    Linear Technology Corp.                                       826,272
  7,200    Liz Claiborne, Inc.                                           271,584
 32,400    Lockheed Martin Corp.                                       1,807,272
 12,600    Loews Corp.                                                   737,100
  8,900    Louisiana-Pacific Corp.                                       230,955
 56,200    Lowe's Cos., Inc.                                           3,054,470
 32,300    LSI Logic Corp.(1)                                            139,213
297,860    Lucent Technologies, Inc.(1)                                  944,216
  8,500    M&T Bank Corp.                                                813,450
  5,200    Manor Care, Inc.                                              155,792
 26,000    Marathon Oil Corp.                                          1,073,280
 16,700    Marriott International, Inc. - Class A                        867,732
 37,600    Marsh & McLennan Cos., Inc.                                 1,720,576
 14,100    Marshall & Ilsley Corp.                                       568,230
 32,400    Masco Corp.                                                 1,118,772
 30,200    Mattel, Inc.                                                  547,526
 22,400    Maxim Integrated Products, Inc.                               947,296
 22,250    May Department Stores Co.                                     570,268
  6,900    Maytag Corp.                                                  126,753
 11,100    MBIA, Inc.                                                    646,131
 92,740    MBNA Corp.                                                  2,337,048
  8,100    McCormick & Co., Inc.                                         278,154
 87,900    McDonald's Corp.                                            2,463,837
 14,100    McGraw-Hill Cos., Inc.                                      1,123,629
 20,225    McKesson Corp.                                                518,771
 13,365    MeadWestvaco Corp.                                            426,344
 18,566    Medco Health Solutions, Inc.(1)                               573,689
 18,500    MedImmune, Inc.(1)                                            438,450
 86,900    Medtronic, Inc.(2)                                          4,510,110
 27,900    Mellon Bank Corp.                                             772,551
156,462    Merck & Co., Inc.                                           5,163,246
  7,000    Mercury Interactive Corp.(1)                                  244,160
  2,900    Meredith Corp.                                                149,002
 67,700    Merrill Lynch & Co., Inc.                                   3,366,044
 55,000    MetLife, Inc.                                               2,125,750
  6,900    MGIC Investment                                               459,195
 41,339    Micron Technology, Inc.(1)                                    497,308
769,400    Microsoft Corp.                                            21,273,910
  2,800    Millipore Corp.(1)                                            133,980
 14,700    Molex, Inc.                                                   438,354
 20,221    Monsanto Co.                                                  736,449
  9,519    Monster Worldwide, Inc.(1)                                    234,548
 11,200    Moody's Corp.                                                 820,400
 79,100    Morgan Stanley                                              3,899,630
165,581    Motorola, Inc.                                              2,987,081
 20,300    Mylan Laboratories, Inc.                                      365,400
 10,094    Nabors Industries Ltd.(1)                                     477,951
 49,000    National City Corp.                                         1,892,380
 24,300    National Semiconductor Corp.(1)                               376,407
  5,800    Navistar International Corp.(1)                               215,702
  5,800    NCR Corp.(1)                                                  287,622
 26,600    Network Appliance, Inc.(1)                                    611,800
  9,500    New York Times Co. - Class A                                  371,450
 16,824    Newell Rubbermaid, Inc.                                       337,153
 31,400    Newmont Mining Corp.                                        1,429,642
 77,900    Nextel Communication, Inc. - Class A(1)                     1,857,136
  2,700    Nicor, Inc.                                                    99,090
 19,300    Nike, Inc. - Class B                                        1,520,840
 15,208    NiSource, Inc.                                                319,520
 10,200    Noble Corp.(1)                                                458,490
 10,500    Nordstrom, Inc.                                               401,520
 28,800    Norfolk Southern Corp.                                        856,512
 22,100    North Fork Bancorporation, Inc.                               982,345
 14,300    Northern Trust Corp.                                          583,440
 25,542    Northrop Grumman Corp.                                      1,362,155
 29,300    Novell, Inc.(1)                                               184,883
 11,300    Novellus Systems, Inc.(1)                                     300,467
  5,900    Nucor Corp.                                                   539,083
 13,500    NVIDIA Corp.(1)                                               196,020
 29,000    Occidental Petroleum Corp.                                  1,621,970
 20,000    Office Depot, Inc.(1)                                         300,600
 13,700    Omnicom Group, Inc.                                         1,000,922
369,600    Oracle Corp.(1)                                             4,169,088
 13,325    PACCAR, Inc.                                                  921,024
  9,300    Pactiv Corp.(1)                                               216,225
  7,100    Pall Corp.                                                    173,808
 12,900    Parametric Technology Corp.(1)                                 68,112
  8,800    Parker-Hannifin Corp.                                         517,968
 27,800    Paychex, Inc.                                                 838,170
 19,500    Penney (J.C.) Co., Inc.                                       687,960
  2,200    Peoples Energy Corp.                                           91,696
 27,400    PeopleSoft, Inc.(1)                                           543,890
 16,592    Pepsi Bottling Group, Inc.                                    450,473
118,760    PepsiCo, Inc.                                               5,777,674
  7,300    PerkinElmer, Inc.                                             125,706
533,543    Pfizer, Inc.                                               16,326,416
 30,600    PG&E Corp.(1)                                                 930,240
  6,320    Phelps Dodge Corp.                                            581,630
  5,300    Pinnacle West Capital Corp.                                   219,950
 15,000    Pitney Bowes, Inc.                                            661,500
 11,000    Plum Creek Timber Co., Inc., REIT                             385,330
 14,124    PMC-Sierra, Inc.(1)                                           124,432
 20,900    PNC Financial Services Group                                1,130,690
  5,600    Power-One, Inc.(1)                                             36,288
 11,000    PPG Industries, Inc.                                          674,080
 12,560    PPL Corp.                                                     592,581
 23,300    Praxair, Inc.                                                 995,842
 20,300    Principal Financial Group, Inc.                               730,191
179,027    Procter & Gamble Co.(2)                                     9,688,941
 17,408    Progress Energy, Inc.                                         737,055
 15,600    Progressive Corp.                                           1,322,100
 11,500    ProLogis                                                      405,260
 18,300    Providian Financial Corp.(1)                                  284,382
 38,500    Prudential Financial, Inc.                                  1,811,040
 18,200    Public Service Enterprise Group, Inc.                         775,320

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

  SHARES   SECURITY                                                       VALUE

   8,300   Pulte Homes, Inc.                                      $     509,371
   7,300   Qlogic Corp.(1)                                              216,153
 114,600   QUALCOMM, Inc.                                             4,473,984
   7,522   Quest Diagnostics, Inc.                                      663,591
 123,191   Qwest Communications International, Inc.(1)                  410,226
  13,900   R.R. Donnelley & Sons Co.                                    435,348
  11,500   RadioShack Corp.                                             329,360
  33,600   Raytheon Co.                                               1,276,128
   5,300   Reebok International Ltd.                                    194,616
  31,926   Regions Financial Corp.                                    1,055,474
  10,800   Reynolds American, Inc.                                      734,832
  12,000   Robert Half International, Inc.                              309,240
  13,800   Rockwell Automation, Inc.                                    534,060
  11,300   Rockwell Collins, Inc.                                       419,682
  14,342   Rohm & Haas Co.                                              616,276
   9,600   Rowan Cos., Inc.(1)                                          253,440
   3,900   Ryder System, Inc.                                           183,456
   8,290   Sabre Holdings Corp.                                         203,354
  10,900   SAFECO Corp.                                                 497,585
  29,600   Safeway, Inc.(1)                                             571,576
  39,200   Sanmina - SCI Corp.(1)                                       276,360
  58,700   Sara Lee Corp.                                             1,341,882
 232,665   SBC Communications, Inc.                                   6,037,657
 106,400   Schering-Plough Corp.                                      2,027,984
  40,800   Schlumberger Ltd.                                          2,746,248
 101,200   Schwab (Charles) Corp.                                       930,028
  11,900   Scientific Atlanta, Inc.                                     308,448
   5,053   Sealed Air Corp.(1)                                          234,207
  14,400   Sears, Roebuck & Co.                                         573,840
  18,010   Sempra Energy                                                651,782
  10,300   Sherwin-Williams Co.                                         452,788
  37,784   Siebel Systems, Inc.(1)                                      284,891
   6,000   Sigma-Aldrich Corp.                                          348,000
  15,800   Simon Property Group, Inc.                                   847,354
  32,200   SLM Corp.                                                  1,436,120
   3,400   Snap-On, Inc.                                                 93,704
  63,000   Solectron Corp.(1)                                           311,850
  50,500   Southern Co.                                               1,513,990
  25,100   SouthTrust Corp.                                           1,045,666
  53,225   Southwest Airlines Co.                                       724,925
  21,651   Sovereign Bancorp, Inc.                                      472,425
 105,100   Sprint Corp. (FON Group)                                   2,115,663
  11,972   St. Jude Medical, Inc.(1)                                    901,132
  46,056   St. Paul Travelers Cos., Inc.                              1,522,612
   6,800   Stanley Works                                                289,204
  36,450   Staples, Inc.                                              1,086,939
  29,000   Starbucks Corp.(1)                                         1,318,340
  14,232   Starwood Hotels & Resorts Worldwide, Inc.                    660,649
  23,500   State Street Corp.                                         1,003,685
  29,302   Stryker Corp.                                              1,408,840
 241,100   Sun Microsystems, Inc.(1)                                    974,044
  18,700   SunGard Data Systems, Inc.(1)                                444,499
   5,900   Sunoco, Inc.                                                 436,482
  25,400   SunTrust Banks, Inc.                                       1,788,414
   7,800   SuperValu, Inc.                                              214,890
  21,800   Symantec Corp.(1)                                          1,196,384
  14,550   Symbol Technologies, Inc.                                    183,912
  19,250   Synovus Financial Corp.                                      503,388
  47,200   Sysco Corp.                                                1,412,224
  10,100   T. Rowe Price Group, Inc.                                    514,494
  64,400   Target Corp.                                               2,914,100
  10,900   TECO Energy, Inc.                                            147,477
   5,000   Tektronix, Inc.                                              166,250
  32,000   Tellabs, Inc.(1)                                             294,080
   3,100   Temple-Inland, Inc.                                          208,165
  29,850   Tenet Healthcare Corp.(1)                                    322,082
  15,500   Teradyne, Inc.(1)                                            207,700
 121,091   Texas Instruments, Inc.                                    2,576,816
   9,300   Textron, Inc.                                                597,711
  10,100   Thermo Electron Corp.(1)                                     272,902
   9,500   Tiffany & Co.                                                292,030
 323,748   Time Warner, Inc.(1)                                       5,225,293
  32,900   TJX Cos., Inc.                                               725,116
   6,700   Torchmark Corp.                                              356,306
  17,000   Toys 'R' Us, Inc.(1)                                         301,580
  21,920   Transocean, Inc.(1)                                          784,298
  24,125   Tribune Co.                                                  992,744
  23,300   TXU Corp.                                                  1,116,536
 141,106   Tyco International Ltd.                                    4,326,310
 135,670   U.S. Bancorp                                               3,920,863
  18,300   Union Pacific Corp.                                        1,072,380
  21,300   Unisys Corp.(1)                                              219,816
  80,772   United Parcel Service, Inc. - Class B                      6,132,210
   8,700   United States Steel Corp.                                    327,294
  36,300   United Technologies Corp.                                  3,389,694
  47,600   UnitedHealth Group, Inc.                                   3,510,024
  23,900   Univision Communications, Inc. - Class A(1)                  755,479
  20,000   Unocal Corp.                                                 860,000
  17,849   UnumProvident Corp.                                          280,051
  11,700   UST, Inc.                                                    471,042
   6,500   V.F. Corp.                                                   321,425
   8,500   Valero Energy Corp.                                          681,785
  31,736   VERITAS Software Corp.(1)                                    564,901
 194,850   Verizon Communications, Inc.                               7,673,193
 121,825   Viacom, Inc. - Class B                                     4,088,447
  10,336   Visteon Corp.                                                 82,585
   5,900   Vulcan Materials Co.                                         300,605
  93,348   Wachovia Corp.                                             4,382,689
 299,500   Wal-Mart Stores, Inc.                                     15,933,400
  73,500   Walgreen Co.                                               2,633,505
 143,700   Walt Disney Co.                                            3,240,435
  60,948   Washington Mutual, Inc.                                    2,381,848
  42,497   Waste Management, Inc.                                     1,161,868
   8,200   Waters Corp.(1)                                              361,620
   8,400   Watson Pharmaceuticals, Inc.(1)                              247,464
  10,700   WellPoint Health Networks, Inc.(1)                         1,124,463
 118,600   Wells Fargo & Co.(2)                                       7,072,118
   9,400   Wendy's International, Inc.                                  315,840
  17,900   Weyerhaeuser Co.                                           1,189,992
   5,600   Whirlpool Corp.                                              336,504
  38,423   Williams Cos., Inc.                                          464,918
   8,200   Winn-Dixie Stores, Inc.(1),(2)                                25,338
   5,000   Worthington Industries, Inc.                                 106,750
  14,700   Wrigley, (Wm.) Jr., Co.                                      930,657
  95,800   Wyeth                                                      3,582,920
  28,015   Xcel Energy, Inc.                                            485,220
  61,900   Xerox Corp.(1)                                               871,552
  25,100   Xilinx, Inc.                                                 677,700
   8,900   XL Capital Ltd. - Class A                                    658,511
  96,400   Yahoo!, Inc.(1)                                            3,268,924
  19,200   Yum! Brands, Inc.                                            780,672
  17,064   Zimmer Holdings, Inc.(1)                                   1,348,739
   7,400   Zions Bancorp                                                451,696
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $779,909,378)                                              738,075,019
                                                                  -------------

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS September 30, 2004  (Unaudited)

 PRINCIPAL
  AMOUNT       SECURITY                                               VALUE

               SHORT-TERM INSTRUMENTS--1.22%
                 U.S. TREASURY BILLS(3)--1.22%
$    55,000      1.37%, 10/14/04                                   $     54,973
    711,000      1.46%, 10/28/04                                        710,249
    593,000      1.43%, 11/04/04                                        592,156
  3,627,000      1.54%, 11/12/04                                      3,620,234
  1,399,000      1.60%, 11/18/04                                      1,395,955
    846,000      1.67%, 11/26/04                                        843,906
    889,000      1.63%, 12/02/04                                        886,564
  1,045,000      1.60%, 12/23/04(4)                                   1,041,008
                                                                   ------------

                                                                      9,145,045
                                                                   ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $9,145,715)                                                  9,145,045
                                                                   ------------
               SECURITIES LENDING COLLATERAL--1.81%
                 INVESTMENT IN AFFILIATED INVESTMENT
                 COMPANIES--1.81%
 13,532,700      Daily Assets Fund Institutional
                   1.75%(5),(6)
                   (Cost $13,532,700)                                13,532,700
                                                                   ------------

TOTAL INVESTMENTS
   (Cost $802,587,793)                               101.80%       $760,752,764

LIABILITIES IN EXCESS OF OTHER ASSETS                 (1.80)        (13,485,948)
                                                     ------        ------------

NET ASSETS                                           100.00%       $747,266,816
                                                     ======        ============

--------------------------------------------------------------------------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(1)   Non-income producing security.

(2) All or a portion of this security was on loan. The value of all securities loaned at September 30, 2004 amounted to $13,042,280, which is 1.75% of total net assets.

(3) Rates shown represent annualized yield at time of purchase, not a coupon rate.

(4)   Held as collateral for future contracts.

(5) Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(6)   Represents collateral held in connection with security lending.

--------------------------------------------------------------------------------

SCUDDER VIT EQUITY 500 INDEX FUND

          ----------------------------------------------------------------------------------------
          SECTOR ALLOCATION

          AS OF SEPTEMBER 30, 2004

          (PERCENTAGES ARE BASED ON MARKET VALUE* OF TOTAL INVESTMENTS IN THE FUND)

          A FUND'S SECTOR ALLOCATION IS SUBJECT TO CHANGE.

          ----------------------------------------------------------------------------------------
          Financial Services                                                                20.72%
          Information Technology                                                            15.03
          Health Care                                                                       12.89
          Industrials                                                                       12.57
          Consumer Discretionary                                                            10.86
          Consumer Staples                                                                  10.70
          Energy                                                                             7.19
          Telecommunication Services                                                         3.69
          Materials                                                                          3.14
          Other                                                                              3.21

                                                                                          -------
          TOTAL                                                                            100.00%
                                                                                          =======

            * EXCLUDING CASH EQUIVALENTS

          ----------------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Equity 500 Index Fund


By:                                 /s/ Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 24, 2004
                                    -----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Equity 500 Index Fund

By:                                 /s/ Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 24, 2004
                                    -----------------------------------



By:                                 /s/ Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 24, 2004
                                    -----------------------------------